Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Issued Capital and Reserves [Abstract]
Schedule of Number of Authorized Shares and Number of Share Outstanding
	As of December 31, 2025
	Number of authorized shares	Number of shares issued and subscribed

Ordinary shares	215,000,000	9,064,808
Preference shares	500,000	-
	215,500,000	9,064,808

	As of December 31, 2024
	Number of authorized shares	Number of shares issued and subscribed

Ordinary shares	215,000,000	6,686,470
Preference shares	500,000	-
	215,500,000	6,686,470

Schedule of the Movement of Ordinary Shares and Share Premium

The movement of ordinary shares and share premium during the year is as follows, with all share numbers adjusted to reflect the reverse stock split discussed below:

	Number of Shares	Share Capital	Share premium
		USD	USD

Opening balance as of January 1, 2024	2,970,964	2,971	125,606,786
Issuance of shares upon acquisition of assets	3,698,551	3,698	136,496,285
Employees’ long term incentive plan shares issued	16,955	17	183,095
Ending ordinary shares as of December 31, 2024	6,686,470	6,686	262,286,166

Issuance of shares upon conversion of convertible note liability	2,376,171	2,376	56,954,104
Employees’ long term incentive plan shares issued	2,167	3	15,574
Ending ordinary shares as of December 31, 2025	9,064,808	9,065	319,255,844